Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Accrued Liabilities Reported on Condensed Consolidated Balance Sheets

“Other accrued liabilities” reported on the condensed consolidated balance sheets include the following:

	June 30, 2012	December 31, 2011
	(in thousands)
Accrued compensation	$17,068	$19,581
Accrued interest	91,351	55,170
Other	422	1,147

	$108,841	$75,898

“Other accrued liabilities” reported on the consolidated balance sheets include the following:

	December 31,
	2011	2010
	(in thousands)
Accrued compensation	$19,581	$18,931
Accrued interest	55,170	62,999
Other	1,147	509

	$75,898	$82,439

Supplemental Disclosures to Condensed Consolidated Statements of Cash Flows

Supplemental disclosures to the condensed consolidated statements of cash flows are presented below:

	Six Months Ended June 30,
	2012	2011
	(in thousands)
Cash payments for interest, net of amounts capitalized	$128,617	$124,173

Cash payments for income taxes	$306	$476

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties, liabilities were assumed as follows:
Fair value of assets acquired	$1,841,027	$850,313
Cash paid, net of cash acquired	(1,455,433)	(847,780)
Receivables from sellers	772	5,855
Payables to sellers	(422)	(5,241)

Liabilities assumed	$385,944	$3,147

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Cash payments for interest, net of amounts capitalized	$247,217	$128,807	$73,861

Cash payments for income taxes	$487	$1,797	$1,282

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties, liabilities were assumed as follow:
Fair value of assets acquired	$1,523,466	$1,375,010	$117,717
Cash paid	(1,500,193)	(1,351,033)	(115,285)
Receivable from seller	3,557	9,976	636
Payables to sellers	(4,847)	—	—

Liabilities assumed	$21,983	$33,953	$3,068